Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
9.	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The operating leases primarily consist of leases of office premises in Hong Kong and PRC, and printing machines in Hong Kong.

Supplemental balance sheet information related to operating leases are as follows:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Operating lease right-of-use assets
Office premises	5,166,836	18,978,978	2,438,423
Printing machines	1,309,309	946,127	121,559
Operating lease right-of-use assets	6,476,145	19,925,105	2,559,982

Current operating lease obligation
Office premises	2,473,161	9,639,602	1,238,498
Printing machines	363,182	373,529	47,991
Total current operating lease obligation	2,836,343	10,013,131	1,286,489

Non-current operating lease obligation
Office premises	2,693,675	9,923,031	1,274,913
Printing machines	946,127	572,598	73,568
Total non-current operating lease obligation	3,639,802	10,495,629	1,348,481

Total operating lease obligation	6,476,145	20,508,760	2,634,970

Operating lease expense for the years ended December 31, 2023, 2024 and 2025 was HK$572,229, HK$295,374 and HK$10,397,657 (US$1,335,893), respectively.

The undiscounted future minimum lease payment schedule are as follows:

	As of December 31, 2025
For the years ending December 31,	HK$	US$
2026	10,502,899	1,349,415
2027	9,733,729	1,250,591
2028	899,214	115,531
2029	36,720	4,718
Total minimum lease payments	21,172,562	2,720,255
Less: imputed interest component	(663,802)	(85,285)
Lease liabilities recognized in the consolidated balance sheets	20,508,760	2,634,970

Other supplemental information about the Company’s operating lease as of December 31, 2024 and 2025:

	As of December 31, 2024	As of December 31, 2025
Weighted average discount rate*	4.56%	3.20%
Weighted average remaining lease term (years)	2.48	2.22

*	The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments as the implicit rate cannot be readily determined.